DEBT - Schedule of Long-term & Short-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Total long-term debt and short-term debt	$ 1,138,302	$ 630,823
Less: current portion of long-term debt and short-term debt	(180,065)	(338,501)
Long-term debt	958,237	292,322
Deferred finance charges	$ 6,186	$ 1,595